Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 283,726	[1]	¥ 172,572	[1]	¥ 127,515	[1]
Tax provision computed at statutory rate	108,667		66,095		52,154
Increases (reductions) in taxes due to:
Change in valuation allowance	(17)		(3,371)		3,921
Non-deductible expenses for tax purposes	2,382		1,538		1,335
Non-taxable income for tax purposes	(3,224)		(2,128)		(2,852)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(5,805)		(4,720)		(6,821)
Effect of the new Japanese tax law	(5,775)		(580)		(7,137)
Other, net	1,008		(3,152)		4,008
Provision for income taxes	¥ 97,236		¥ 53,682		¥ 44,608

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.